SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Supplementary Information To Statements Of Comprehensive Income Abstract
Schedule of revenue
	Year ended December 31,
	2023	2022	2021

Revenues for services performed during the period	55,678	57,869	48,343
Revenues from sale of devices	1,397	1,129	1,239

	57,075	58,998	49,582

Schedule of cost of revenues
	Year ended December 31,
	2023	2022	2021

Salaries and related benefits	16,212	16,480	14,955
Medical services	8,355	8,712	4,682
Rental fees and maintenance	1,246	1,013	1,072
Depreciation and amortization	1,978	1,789	1,736
Cost of devices	1,025	1,013	1,249
Others	2,998	2,802	1,295

	31,814	31,809	24,989

Schedule of research and development costs
Salaries and related benefits	3,917	3,468	2,173
Amortization of development costs	2,772	1,829	1,243
Others	2,774	3,734	2,202

	9,463	9,031	5,618
Less - capitalization of development costs	4,203	5,243	2,633

	5,260	3,788	2,985

Schedule of selling and marketing expenses
	Year ended December 31,
	2023	2022	2021

Salaries and related benefits	5,285	5,409	4,803
Marketing and related expenses	1,943	2,190	1,802
Depreciation and amortization	1,633	1,918	1,453
Rental fees and maintenance	160	271	205
Maintenance of vehicles	313	240	182
Others	1,247	1,375	1,009

	10,581	11,403	9,454

Schedule of general and administrative expenses
Salaries and related benefits	8,881	8,492	5,837
Office expenses	2,634	2,349	1,366
Professional fees	3,156	3,897	3,245
Depreciation and amortization	1,309	1,599	950
Others	248	411	705

	16,228	16,748	12,103

Schedule of financial income
Exchange rate differences	1,129	661	5
Gain on marketable securities, net	848	-	-
Share options	1,801	7,423	-
Call+Put options	-	320	-
Interest	1,055	429	376

	4,833	8,833	381

Schedule of financial expenses
Share options	-	(239)	(10,126)
Exchange rate differences	(138)	(53)	(1,595)
Loss from marketable securities, net	-	(769)	(114)
Interest	(1,296)	(1,033)	(529)
Call+Put options	(89)	-	(677)
Others	(268)	(261)	(312)

	(1,791)	(2,355)	(13,353)

Schedule of other expenses
	Year ended December 31,
	2023	2022	2021

Impairment of property and equipment – see Note 10	-	-	118
Expenses related to acquisitions	-	-	590
Restructuring expenses*	1,235	-	-
Other expenses	963	416	(160)

	2,198	416	548

•	Including expenses related to employee benefits and other direct expenditures arising from the restructuring.